9. Stockholders' Equity (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 15, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Proceeds from warrant exercises				$ 1,480,000	$ 0
Warrant-based expense for services		$ (26,576)	$ 4,917	$ 10,206	$ (126,316)
Series B Preferred Stock [Member]
Stock converted, shares converted				25,000	17,000
Stock converted, shares issued				300,000	200,000
Warrants [Member]
Warrants exercised				33,000	0
Warrants exercised, stock issued				400,000	0
Pharmsynthez [Member]
Debt converted, stock issued	10,000
Debt converted, amount converted	$ 500,000
Serum Institute Warrants [Member]
Warrants outstanding				44,934	53,855
Warrant-based expense for services				$ 10,000	$ (100,000)
Warrant weighted average exercise price				$ 10.41
Warrant expiration date range				December 2019 through May 2021
Financing Agreements [Member]
Warrants exercised				370,000	0
Warrants exercised, stock issued				370,000
Proceeds from warrant exercises				$ 1,500,000
Warrants outstanding				262,690	293,524
Warrant weighted average exercise price				$ 51.97	$ 51.55
Warrant expiration date range				July 1, 2020 through November 2021
Warrants granted				0	0